Expense Example, No Redemption {- Fidelity Advisor® Small Cap Fund} - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-12 - Fidelity Advisor® Small Cap Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Small Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 692
3 Years	940
5 Years	1,207
10 Years	1,967
Fidelity Advisor Small Cap Fund-Class M
Expense Example, No Redemption:
1 Year	493
3 Years	796
5 Years	1,120
10 Years	2,035
Fidelity Advisor Small Cap Fund-Class C
Expense Example, No Redemption:
1 Year	207
3 Years	640
5 Years	1,098
10 Years	2,158
Fidelity Advisor Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	99
3 Years	309
5 Years	536
10 Years	1,190
Fidelity Advisor Small Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	$ 1,025